share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
share-based compensation
Employee benefits expense	$ 141	$ 121
Associated operating cash outflows	(135)	(104)
Statement of cash flows adjustment	6	17
Income tax benefit arising from share-based compensation	37	32
Restricted stock units
share-based compensation
Employee benefits expense	99	83
Associated operating cash outflows	(98)	(67)
Statement of cash flows adjustment	1	16
Cash inflows from cash-settled equity forward agreements	9	14
Employee share purchase plan
share-based compensation
Employee benefits expense	37	37
Associated operating cash outflows	(37)	(37)
Share option awards
share-based compensation
Employee benefits expense	5	1
Statement of cash flows adjustment	$ 5	$ 1